Investment Strategy	Dec. 31, 2024
MML Conservative Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	40.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	4.48%
MML Equity Income Fund	6.40%
MML Focused Equity Fund	5.54%
MML Fundamental Equity Fund	2.84%
MML Income & Growth Fund	1.46%
MML Large Cap Growth Fund	3.20%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.47%
MML Mid Cap Growth Fund	1.87%
MML Mid Cap Value Fund	1.86%
MML Small/Mid Cap Value Fund	0.56%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.50%
MML Small Company Value Fund	0.85%
– Global Developed Funds
MML Global Fund	2.27%
– International Developed Funds
MML Foreign Fund	1.84%
MML International Equity Fund	5.41%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	0.89%
Fixed Income Funds	60.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	2.04%
– High Yield Bond Funds
MassMutual High Yield Fund	0.33%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	2.21%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.66%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	25.24%
MML Total Return Bond Fund	22.79%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	5.26%

Note: Above allocations may not sum up to 100% due to rounding.

MML Balanced Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	50.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	5.50%
MML Equity Income Fund	7.94%
MML Focused Equity Fund	6.97%
MML Fundamental Equity Fund	3.51%
MML Income & Growth Fund	1.74%
MML Large Cap Growth Fund	4.02%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.58%
MML Mid Cap Growth Fund	2.30%
MML Mid Cap Value Fund	2.29%
MML Small/Mid Cap Value Fund	0.68%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.62%
MML Small Company Value Fund	1.05%
– Global Developed Funds
MML Global Fund	2.79%
– International Developed Funds
MML Foreign Fund	2.35%
MML International Equity Fund	7.00%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	1.10%
Fixed Income Funds	50.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	1.69%
– High Yield Bond Funds
MassMutual High Yield Fund	0.27%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	1.83%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.38%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	21.05%
MML Total Return Bond Fund	18.99%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	4.34%

Note: Above allocations may not sum up to 100% due to rounding.

MML Moderate Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	60.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	6.66%
MML Equity Income Fund	9.63%
MML Focused Equity Fund	8.27%
MML Fundamental Equity Fund	4.24%
MML Income & Growth Fund	2.17%
MML Large Cap Growth Fund	4.85%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.68%
MML Mid Cap Growth Fund	2.75%
MML Mid Cap Value Fund	2.68%
MML Small/Mid Cap Value Fund	0.81%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.76%
MML Small Company Value Fund	1.25%
– Global Developed Funds
MML Global Fund	3.30%
– International Developed Funds
MML Foreign Fund	2.83%
MML International Equity Fund	8.25%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	1.30%
Fixed Income Funds	40.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	1.33%
– High Yield Bond Funds
MassMutual High Yield Fund	0.21%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	1.44%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.26%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	16.81%
MML Total Return Bond Fund	15.09%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	3.42%

Note: Above allocations may not sum up to 100% due to rounding.

MML Growth Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	74.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	8.32%
MML Equity Income Fund	11.89%
MML Focused Equity Fund	10.20%
MML Fundamental Equity Fund	5.22%
MML Income & Growth Fund	2.76%
MML Large Cap Growth Fund	6.18%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.84%
MML Mid Cap Growth Fund	3.42%
MML Mid Cap Value Fund	3.29%
MML Small/Mid Cap Value Fund	0.99%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.94%
MML Small Company Value Fund	1.64%
– Global Developed Funds
MML Global Fund	4.03%
– International Developed Funds
MML Foreign Fund	3.46%
MML International Equity Fund	10.29%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	1.73%
Fixed Income Funds	26.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	0.82%
– High Yield Bond Funds
MassMutual High Yield Fund	0.12%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	0.89%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.90%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	10.46%
MML Total Return Bond Fund	9.45%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	2.15%

Note: Above allocations may not sum up to 100% due to rounding.

MML Aggressive Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	89.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	10.01%
MML Equity Income Fund	14.14%
MML Focused Equity Fund	11.89%
MML Fundamental Equity Fund	6.44%
MML Income & Growth Fund	3.18%
MML Large Cap Growth Fund	7.65%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.97%
MML Mid Cap Growth Fund	4.06%
MML Mid Cap Value Fund	3.88%
MML Small/Mid Cap Value Fund	1.17%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	1.11%
MML Small Company Value Fund	1.84%
– Global Developed Funds
MML Global Fund	4.72%
– International Developed Funds
MML Foreign Fund	4.20%
MML International Equity Fund	12.44%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	2.10%
Fixed Income Funds	11.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	0.32%
– High Yield Bond Funds
MassMutual High Yield Fund	0.05%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	0.35%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.65%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	4.22%
MML Total Return Bond Fund	3.81%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	0.80%

Note: Above allocations may not sum up to 100% due to rounding.

MML American Funds Core Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Fund is a “fund of funds” that seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series (the “American Underlying Funds”), managed by Capital Research and Management Company (“Capital Research”), using a flexible asset allocation approach. The Fund’s investment adviser, MML Investment Advisers, LLC (the “Adviser”), invests the Fund’s assets in a combination of U.S. domestic and international American Underlying Funds. As of the date of this Prospectus, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series - Washington Mutual Investors Fund, the American Funds Insurance Series - Growth-Income Fund, the American Insurance Series - Growth Fund, the American Funds Insurance Series - Global Growth Fund, and the American Funds Insurance Series - The Bond Fund of America. The Adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions.
Through its investments in American Underlying Funds, the Fund may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), and U.S. and foreign fixed income securities of private or governmental issuers (including fixed income securities of any credit quality (including “junk” or “high yield” bonds) and having any maturity or duration). Issuers located outside the United States may include issuers in emerging and developing countries. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants.
An American Underlying Fund may invest in mortgage-backed or other asset-backed securities and may invest in dollar rolls and to-be-announced (“TBA”) contracts. The American Underlying Funds may hold a portion of their assets in cash or cash equivalents.
The Fund’s Adviser will rely on proprietary asset allocation models to adjust the amount of the Fund’s investments in the American Underlying Funds.
Exposure to different asset classes and strategies and American Underlying Funds will vary over time, in response to changes in the Adviser’s assessment of changing market, economic, and political factors and events that the Adviser believes may impact the value of the Fund’s investments. The Adviser in its absolute discretion may modify the selection of American Underlying Funds from time to time, and may invest in other American Underlying Funds, including any American Underlying Funds that may be created in the future. The amount of the Fund’s investment in certain investment companies or investment pools is limited by law or by tax considerations.
The table below shows the Fund’s approximate allocation to each of the identified asset classes and each American Underlying Fund as of November 17, 2025. It is possible that the allocations may be different from those shown in the table. Allocations and anticipated investment ranges will change over time. Information regarding the Fund’s actual allocations to American Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the American Underlying Funds is included in Appendix F of the Statement of Additional Information (“SAI”).

Asset Class and American Underlying Funds	Allocation
Equity	65.00%
Large Cap Equity
American Funds Insurance Series - Washington Mutual Investors Fund	7.50%
American Funds Insurance Series - Growth-Income Fund	20.00%
American Funds Insurance Series - Growth Fund	17.50%
International/Global
American Funds Insurance Series - Global Growth Fund	20.00%

Asset Class and American Underlying Funds	Allocation
Fixed Income	35.00%
American Funds Insurance Series - The Bond Fund of America	35.00%

Note: Above allocations may not sum up to 100% due to rounding.